Effect of One-Percent Change in Assumed Healthcare Cost Trend Rate on OPEB Plan (Detail) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Effect of a one-percentage change in assumed healthcare cost trend rate on the OPEB plan
Effect on total of service and interest cost components of OPEB cost,one percent increase	$ 0
Effect on OPEB obligation,one percent increase	3
Effect on total of service and interest cost components of OPEB cost, one percent decrease	0
Effect on OPEB obligation, one percent decrease	$ (3)